Business Combinations And Capital Reorganization - Summary of Information about Net Cash Flows on Acquisitions (Detail) - Electromaps, S.L [Member]	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure Of Net Cash Flows On Acquisitions [Line Items]
Cash consideration	€ 640,534
Cash and cash equivalents	(686,730)
Net cash flow on acquisition	€ (46,196)